Age Analysis of Past Due Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	¥ 4,009,801	¥ 4,031,792
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,328,140	3,368,014
Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,766,604	2,781,316
Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	419,522	427,995
Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	142,014	158,703
Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	380,339	362,136
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	301,322	301,642
Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	265,644	267,526
Wholesale | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	35,678	34,116
30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	16,542	22,618
30-59 days past due | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15,477	21,118
30-59 days past due | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	10,027	14,127
30-59 days past due | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	4,250	5,325
30-59 days past due | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,200	1,666
30-59 days past due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,050	1,375
30-59 days past due | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15	125
30-59 days past due | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15	125
60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,572	2,901
60-89 days past due | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,386	2,684
60-89 days past due | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,359	1,625
60-89 days past due | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	553	591
60-89 days past due | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	474	468
60-89 days past due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	171	179
60-89 days past due | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15	38
60-89 days past due | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15	38
90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	5,295	5,417
90 days and greater past due | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	4,149	4,560
90 days and greater past due | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,832	3,191
90 days and greater past due | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	354	474
90 days and greater past due | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	963	895
90 days and greater past due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	893	584
90 days and greater past due | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	253	273
90 days and greater past due | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	253	273
Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	24,409	30,936
Total past due | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	22,012	28,362
Total past due | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	14,218	18,943
Total past due | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	5,157	6,390
Total past due | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,637	3,029
Total past due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,114	2,138
Total past due | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	283	436
Total past due | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	283	436
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,985,392	4,000,856	[1]
Current | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,306,128	3,339,652	[1]
Current | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,752,386	2,762,373	[1]
Current | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	414,365	421,605	[1]
Current | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	139,377	155,674	[1]
Current | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	378,225	359,998	[1]
Current | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	301,039	301,206	[1]
Current | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	265,361	267,090	[1]
Current | Wholesale | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	¥ 35,678	¥ 34,116	[1]

[1]	Includes recorded investment of finance receivables that are less than 30 days past due.